AB Cap Fund, Inc.

AB International Strategic Core Portfolio

Portfolio of Investments

March 31, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 94.8%
Financials – 23.9%
Banks – 16.4%
Bank Leumi Le-Israel BM	1,427,848	$15,381,793
DBS Group Holdings Ltd.	780,800	20,458,696
Hang Seng Bank Ltd.	302,600	5,819,831
KBC Group NV	147,270	10,566,508
Mitsubishi UFJ Financial Group, Inc.	1,258,000	7,775,875
Nordea Bank Abp	587,810	6,049,736
Oversea-Chinese Banking Corp., Ltd.	1,501,480	13,621,211
Royal Bank of Canada	172,019	18,939,083
Toronto-Dominion Bank (The)	165,060	13,096,270

		111,709,003

Capital Markets – 4.6%
IG Group Holdings PLC	648,035	6,960,365
London Stock Exchange Group PLC	32,230	3,360,964
Partners Group Holding AG	9,315	11,533,857
Singapore Exchange Ltd.	1,243,100	9,109,995

		30,965,181

Insurance – 2.9%
Admiral Group PLC	200,130	6,711,320
Allianz SE (REG)	25,630	6,120,653
Sampo Oyj - Class A	139,928	6,837,472

		19,669,445

		162,343,629

Information Technology – 12.7%
IT Services – 4.0%
Capgemini SE	66,487	14,753,673
Nomura Research Institute Ltd.	204,000	6,655,967
Otsuka Corp.	162,000	5,743,925

		27,153,565

Semiconductors & Semiconductor Equipment – 1.9%
ASML Holding NV	7,130	4,764,422
Taiwan Semiconductor Manufacturing Co., Ltd.	402,000	8,246,436

		13,010,858

Software – 6.8%
Avast PLC(a)	1,098,650	8,168,747
Constellation Software, Inc./Canada	10,133	17,321,298
Nice Ltd.(b)	15,698	3,433,559
Open Text Corp.	111,840	4,742,341
Oracle Corp. Japan	95,100	6,590,148
SAP SE	54,363	6,024,951

		46,281,044

		86,445,467

Health Care – 12.3%
Health Care Equipment & Supplies – 1.1%
ConvaTec Group PLC(a)	1,275,110	3,601,444

Company	Shares	U.S. $ Value

Getinge AB - Class B	96,070	$3,827,330

		7,428,774

Health Care Providers & Services – 1.8%
Galenica AG(a)	155,516	11,972,598

Pharmaceuticals – 9.4%
Novo Nordisk A/S - Class B	183,588	20,362,873
Roche Holding AG (Genusschein)	69,312	27,424,115
Sanofi	161,589	16,520,803

		64,307,791

		83,709,163

Industrials – 10.8%
Air Freight & Logistics – 1.2%
Kuehne & Nagel International AG	22,131	6,283,636
SG Holdings Co., Ltd.	90,500	1,704,185

		7,987,821

Building Products – 1.3%
Assa Abloy AB - Class B	319,440	8,586,415

Commercial Services & Supplies – 0.5%
Secom Co., Ltd.	45,200	3,269,855

Electrical Equipment – 0.9%
Schneider Electric SE (Paris)	37,416	6,281,785

Professional Services – 6.3%
Experian PLC	54,050	2,082,310
Meitec Corp.	122,500	6,636,024
RELX PLC	671,438	20,893,643
Wolters Kluwer NV	125,970	13,429,212

		43,041,189

Road & Rail – 0.6%
Canadian National Railway Co.	30,737	4,123,181

		73,290,246

Communication Services – 10.3%
Diversified Telecommunication Services – 5.9%
BCE, Inc.(c)	180,470	10,004,056
HKT Trust & HKT Ltd.	6,777,000	9,292,324
Nippon Telegraph & Telephone Corp.	535,500	15,558,368
TELUS Corp.	219,910	5,745,119

		40,599,867

Entertainment – 1.8%
GungHo Online Entertainment, Inc.	369,300	7,841,312
Ubisoft Entertainment SA(b)	95,320	4,188,630

		12,029,942

Interactive Media & Services – 2.6%
Auto Trader Group PLC	1,345,280	11,105,668

Company	Shares	U.S. $ Value

Kakaku.com, Inc.	296,100	$6,612,731

		17,718,399

		70,348,208

Consumer Staples – 9.9%
Beverages – 0.9%
Diageo PLC	118,130	5,992,094

Food & Staples Retailing – 2.2%
Koninklijke Ahold Delhaize NV	472,830	15,208,820

Food Products – 3.2%
Calbee, Inc.(c)	99,000	1,908,794
Nestle SA (REG)	96,251	12,514,426
Salmar ASA	90,353	7,142,328

		21,565,548

Household Products – 0.6%
Unicharm Corp.	105,800	3,800,957

Tobacco – 3.0%
Philip Morris International, Inc.	69,530	6,531,648
Swedish Match AB	1,889,880	14,211,963

		20,743,611

		67,311,030

Energy – 5.0%
Oil, Gas & Consumable Fuels – 5.0%
Equinor ASA	466,446	17,415,536
Shell PLC	593,356	16,263,127

		33,678,663

Consumer Discretionary – 4.6%
Hotels, Restaurants & Leisure – 0.4%
Compass Group PLC	111,890	2,407,884

Household Durables – 0.6%
Sony Group Corp.	40,200	4,135,604

Internet & Direct Marketing Retail – 0.5%
ZOZO, Inc.	139,800	3,733,400

Leisure Products – 1.0%
Bandai Namco Holdings, Inc.	90,700	6,877,735

Specialty Retail – 0.6%
Kingfisher PLC	1,133,690	3,783,857

Textiles, Apparel & Luxury Goods – 1.5%
LVMH Moet Hennessy Louis Vuitton SE	8,490	6,060,156
Pandora A/S	43,570	4,150,669

		10,210,825

		31,149,305

Real Estate – 2.9%
Equity Real Estate Investment Trusts (REITs) – 1.5%
Merlin Properties Socimi SA	425,560	4,975,300

Company	Shares	U.S. $ Value

Nippon Building Fund, Inc.	869	$4,929,683

		9,904,983

Real Estate Management & Development – 1.4%
Daito Trust Construction Co., Ltd.	30,500	3,237,406
Vonovia SE	141,581	6,599,150

		9,836,556

		19,741,539

Utilities – 1.4%
Electric Utilities – 1.4%
EDP - Energias de Portugal SA	311,170	1,531,544
Enel SpA	1,246,013	8,319,324

		9,850,868

Materials – 1.0%
Chemicals – 0.4%
Akzo Nobel NV	35,656	3,063,647

Metals & Mining – 0.6%
Anglo American PLC	74,350	3,863,403

		6,927,050

Total Common Stocks (cost $549,919,302)		644,795,168

SHORT-TERM INVESTMENTS – 4.8%
Investment Companies – 4.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.19%(d) (e) (f) (cost $32,805,022)	32,805,022	32,805,022

Total Investments Before Security Lending Collateral for Securities Loaned – 99.6% (cost $582,724,324)		677,600,190

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.9%
Investment Companies – 0.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.19%(d) (e) (f) (cost $6,079,211)	6,079,211	6,079,211

Total Investments – 100.5% (cost $588,803,535)(g)		683,679,401
Other assets less liabilities – (0.5)%		(3,415,511)

Net Assets – 100.0%		$680,263,890

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
MSCI EAFE Futures	134	June 2022	$14,367,480	$711,559

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	USD	1,735	SGD	2,355	04/21/2022	$2,472
Australia and New Zealand Banking Group Ltd.	USD	46,363	AUD	65,661	04/28/2022	2,785,103
Bank of America, NA	USD	2,095	CHF	1,920	04/13/2022	(16,291)
Bank of America, NA	USD	2,560	CAD	3,267	04/22/2022	53,445
Bank of America, NA	USD	4,622	JPY	544,738	04/28/2022	(145,494)
Bank of America, NA	EUR	2,791	USD	3,043	05/12/2022	(48,022)
Bank of America, NA	USD	2,979	EUR	2,713	05/12/2022	26,253
Barclays Bank PLC	JPY	110,578	USD	954	04/28/2022	45,363
Barclays Bank PLC	USD	2,137	HKD	16,660	04/28/2022	(10,169)
BNP Paribas SA	EUR	1,687	USD	1,875	05/12/2022	6,713
BNP Paribas SA	ILS	42,110	USD	13,073	05/25/2022	(140,729)
Brown Brothers Harriman & Co.	USD	2,809	CHF	2,610	04/13/2022	16,172
Brown Brothers Harriman & Co.	USD	1,029	CHF	944	04/13/2022	(7,335)
Brown Brothers Harriman & Co.	SGD	6,844	USD	5,087	04/21/2022	38,201
Brown Brothers Harriman & Co.	SGD	2,756	USD	2,027	04/21/2022	(6,072)
Brown Brothers Harriman & Co.	USD	2,797	SGD	3,803	04/21/2022	9,007
Brown Brothers Harriman & Co.	USD	1,100	SGD	1,480	04/21/2022	(8,007)
Brown Brothers Harriman & Co.	CAD	4,748	USD	3,727	04/22/2022	(70,816)
Brown Brothers Harriman & Co.	HKD	16,660	USD	2,136	04/28/2022	8,417
Brown Brothers Harriman & Co.	JPY	588,723	USD	5,029	04/28/2022	191,295
Brown Brothers Harriman & Co.	JPY	200,553	USD	1,646	04/28/2022	(1,752)
Brown Brothers Harriman & Co.	USD	3,642	JPY	428,519	04/28/2022	(120,575)
Citibank, NA	SGD	2,401	USD	1,771	04/21/2022	(114)
Citibank, NA	USD	1,602	AUD	2,197	04/28/2022	42,166
Citibank, NA	USD	1,433	AUD	1,907	04/28/2022	(5,111)
Citibank, NA	USD	2,508	JPY	289,840	04/28/2022	(125,701)
Citibank, NA	EUR	1,749	USD	1,921	05/12/2022	(16,025)
Citibank, NA	USD	3,260	EUR	2,958	05/12/2022	16,524
Citibank, NA	ILS	4,357	USD	1,367	05/25/2022	(69)
Citibank, NA	GBP	1,499	USD	1,977	06/09/2022	8,252
Deutsche Bank AG	USD	1,860	CHF	1,715	04/13/2022	(3,290)
Deutsche Bank AG	USD	1,881	CAD	2,388	04/22/2022	29,215
Deutsche Bank AG	USD	747	AUD	1,011	04/28/2022	9,386
Goldman Sachs Bank USA	SGD	1,441	USD	1,072	04/21/2022	8,827
Goldman Sachs Bank USA	USD	957	CAD	1,225	04/22/2022	22,315
HSBC Bank USA	CAD	1,949	USD	1,543	04/22/2022	(16,317)
HSBC Bank USA	JPY	347,562	USD	2,996	04/28/2022	139,776
JPMorgan Chase Bank, NA	SGD	1,839	USD	1,356	04/21/2022	(1,216)
JPMorgan Chase Bank, NA	HKD	12,193	USD	1,560	04/28/2022	3,578
JPMorgan Chase Bank, NA	USD	1,495	JPY	176,835	04/28/2022	(41,515)
JPMorgan Chase Bank, NA	NOK	145,134	USD	16,603	06/17/2022	125,957

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	SGD	39,673	USD	29,441	04/21/2022	$171,785
Morgan Stanley Capital Services LLC	CAD	90,231	USD	70,965	04/22/2022	(1,205,034)
Morgan Stanley Capital Services LLC	JPY	332,777	USD	2,878	04/28/2022	143,165
Morgan Stanley Capital Services LLC	TWD	227,618	USD	8,294	04/28/2022	341,661
Morgan Stanley Capital Services LLC	USD	52,988	JPY	6,129,436	04/28/2022	(2,615,617)
Morgan Stanley Capital Services LLC	USD	1,887	TWD	52,738	04/28/2022	(44,362)
Morgan Stanley Capital Services LLC	EUR	1,306	USD	1,468	05/12/2022	21,628
Morgan Stanley Capital Services LLC	EUR	3,932	USD	4,339	05/12/2022	(16,501)
Morgan Stanley Capital Services LLC	USD	2,676	EUR	2,338	05/12/2022	(86,061)
Morgan Stanley Capital Services LLC	USD	7,143	GBP	5,462	06/09/2022	30,363
Morgan Stanley Capital Services LLC	NOK	13,100	USD	1,491	06/17/2022	4,160
Morgan Stanley Capital Services LLC	SEK	11,528	USD	1,220	06/17/2022	(8,359)
Royal Bank of Scotland PLC	GBP	745	USD	974	06/09/2022	(4,175)
Royal Bank of Scotland PLC	SEK	66,675	USD	7,106	06/17/2022	1,061
Standard Chartered Bank	JPY	194,459	USD	1,686	04/28/2022	88,032
UBS AG	CHF	7,189	USD	7,775	04/13/2022	(7,516)
UBS AG	CAD	1,686	USD	1,324	04/22/2022	(24,468)
UBS AG	USD	1,560	HKD	12,193	04/28/2022	(2,944)
UBS AG	USD	65,149	EUR	56,940	05/12/2022	(2,080,274)

						$(2,489,639)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At March 31, 2022, the aggregate market value of these securities amounted to $23,742,789 or 3.5% of net assets.

(b)	Non-income producing security.
(c)	Represents entire or partial securities out on loan.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	Affiliated investments.
(g)

As of March 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $121,335,317 and gross unrealized depreciation of investments was $(28,237,531), resulting in net unrealized appreciation of $93,097,786.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

ILS – Israeli Shekel

JPY – Japanese Yen

NOK – Norwegian Krone

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

Glossary:

EAFE – Europe, Australia, and Far East

MSCI – Morgan Stanley Capital International

REG – Registered Shares

COUNTRY BREAKDOWN1

March 31, 2022 (unaudited)

14.3%	Japan
12.3%	United Kingdom
10.9%	Canada
10.3%	Switzerland
6.4%	Singapore
6.1%	France
5.4%	Netherlands
3.9%	Sweden
3.6%	Norway
3.6%	Denmark
3.1%	United States
2.8%	Israel
2.8%	Germany
9.7%	Other
4.8%	Short-Term

100.0%	Total Investments

[1]

All data are as of March 31, 2022. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 2.2% or less in the following: Belgium, Finland, Hong Kong, Italy, Portugal, South Africa, Spain and Taiwan.

AB Cap Fund, Inc.

AB International Strategic Core Portfolio

March 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2022:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Financials	$32,035,353	$130,308,276		$-0-	$162,343,629
Information Technology	30,232,386	56,213,081		-0-	86,445,467
Health Care	-0-	83,709,163		-0-	83,709,163
Industrials	4,123,181	69,167,065		-0-	73,290,246
Communication Services	15,749,175	54,599,033		-0-	70,348,208
Consumer Staples	6,531,648	60,779,382		-0-	67,311,030
Energy	-0-	33,678,663		-0-	33,678,663
Consumer Discretionary	-0-	31,149,305		-0-	31,149,305
Real Estate	-0-	19,741,539		-0-	19,741,539
Utilities	-0-	9,850,868		-0-	9,850,868
Materials	-0-	6,927,050		-0-	6,927,050
Short-Term Investments:
Investment Companies	32,805,022	-0-		-0-	32,805,022
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	6,079,211	-0-		-0-	6,079,211

Total Investments in Securities	127,555,976	556,123,425	†	-0-	683,679,401

Investments in Securities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*:
Assets
Futures	$711,559	$-0-	$-0-	$711,559
Forward Currency Exchange Contracts	-0-	4,390,292	-0-	4,390,292
Liabilities
Forward Currency Exchange Contracts	-0-	(6,879,931)	-0-	(6,879,931)

Total	$128,267,535	$553,633,786	$-0-	$681,901,321

†

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended March 31, 2022 is as follows:

Fund	Market Value 6/30/21 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/22 (000)	Dividend Income (000)
Government Money Market Portfolio	$23,857	$102,726	$93,778	$32,805	$6
Government Money Market Portfolio*	-0-	39,382	33,303	6,079	0	**
Total				$38,884	$6

*	Investment of cash collateral for securities lending transactions.
**	Amount is less than $500.